Financial Risk Factors and Risk Management - Details on Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - Foreign Currency € in Millions	Dec. 31, 2019 SFr / €	Dec. 31, 2019 ¥ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 £ / €	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
FINANCIAL RISK FACTORS
Exposure					€ 1,000	€ 6,300
FX forward contracts | 1 to 6 months
FINANCIAL RISK FACTORS
Exposure					324
Average forward rate	1.11	121.97	1.63	88.77
FX forward contracts | 7 to 12 months
FINANCIAL RISK FACTORS
Exposure					€ 193
Average forward rate	1.09	119.32	1.65	89.84